Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Equity [abstract]
Beginning balance	$ 466,768		$ 956,808	$ 2,161,729
Impact of retroactive applications of IFRS 15	0		1,597	0
Adjusted beginning balance	466,768		958,405	2,161,729
Net loss	(3,578,847)	$ (119,654)	(4,429,938)	(2,997,469)
Other comprehensive income (loss)	(15,213)		(103,894)	(111,601)
Changes in subsidiaries' ownership	24,740		(278,613)	(999,151)
Disposal of a subsidiary	0		(7,074)	0
Derecognition of the non-controlling interests	3,512,617		4,327,882	2,903,300
Ending balance	$ 410,065	$ 13,709	$ 466,768	$ 956,808